Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2021	2020	2019
Current tax benefit (expense)	$(488)	$(10)	$(9)
Deferred tax benefit (expense)	—	—	—
Income tax benefit (expense)	$(488)	$(10)	$(9)

Schedule of taxation

(U.S. Dollars in thousands)	2021	2020	2019
Income tax benefit (expense) within Norway	$(479)	$—	$—
Income tax benefit (expense) within UK	(9)	(10)	(9)
Income tax benefit (expense)	$(488)	$(10)	$(9)
Effective tax rate	(1)%	0%	0%

Schedule of components of deferred tax assets and liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2021	2020
Deferred tax assets:
Financial derivatives	$—	$—
Financial loss carry forwards for tonnage tax	23,485	20,863
Total deferred tax asset	23,485	20,863
Less valuation allowance	(23,485)	(20,863)
Net deferred tax asset	—	—
Deferred tax liabilities:
Entrance tax	228	295
Total deferred tax liabilities	228	295
	$228	$295

The net deferred tax liability is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2021	2020
Current deferred tax asset	$—	$—
Non-current deferred tax liabilities	228	295
Net deferred tax liabilities	$228	$295

Changes in the net deferred tax liabilities at December 31, 2021 and 2020 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2021	2020
Net deferred tax liabilities at January 1,	$295	$357
Change in temporary differences	(58)	(72)
Translation differences	(9)	10
Net deferred tax liabilities at December 31,	$228	$295